Schedule H, Line 4i - Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets
THE MCCORMICK 401(K) RETIREMENT PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
As of December 31, 2025
EIN 52-0408290, PN 004

(a)	(b)	(c)	(e)
	Identity of Issue	Description of Investments	Current Value
		McCormick & Company, Inc. common stock fund
*	McCormick & Company, Inc.	Common Stock	$123,083,490
*	SEI Trust Company	Short-Term Investment Money Market Fund A	1,684,447
		Total McCormick & Company, Inc. common stock fund	$124,767,937

		Common and Collective Funds
*	SEI Trust Company	Galliard Stable Return Fund PI	$52,260,214
	State Street Global Advisors	Russell Small Mid Cap Index Class II Fund	51,978,969
	T. Rowe Price	T. Rowe Price Structured Research Trust F CIT	81,116,311
	William Blair	William Blair Small-Mid Cap Core Collective Investment Trust	25,740,713
	Vanguard Group	Vanguard Target Retirement Income Trust II	10,292,578
	Vanguard Group	Vanguard Target Retirement 2020 Trust II	5,752,248
	Vanguard Group	Vanguard Target Retirement 2025 Trust II	37,453,536
	Vanguard Group	Vanguard Target Retirement 2030 Trust II	43,659,226
	Vanguard Group	Vanguard Target Retirement 2035 Trust II	72,482,595
	Vanguard Group	Vanguard Target Retirement 2040 Trust II	42,250,838
	Vanguard Group	Vanguard Target Retirement 2045 Trust II	74,006,288
	Vanguard Group	Vanguard Target Retirement 2050 Trust II	55,287,076
	Vanguard Group	Vanguard Target Retirement 2055 Trust II	34,855,341
	Vanguard Group	Vanguard Target Retirement 2060 Trust II	21,781,744
	Vanguard Group	Vanguard Target Retirement 2065 Trust II	9,265,666
	Vanguard Group	Vanguard Target Retirement 2070 Trust II	1,629,452
		Total Common and Collective Funds	$619,812,795

		Mutual Funds
	Dodge & Cox	Dodge & Cox International Stock Fund	$26,545,442
	Vanguard Group	Vanguard Institutional Index Fund	205,176,141
	Vanguard Group	Vanguard Total International Stock Index Fund	23,857,921
	Dodge & Cox	Dodge & Cox Income Fund	13,860,910
	Vanguard Group	Vanguard Total Bond Market Index Fund	19,158,430
		Total Mutual Funds	$288,598,844

		Participant Loans**
*	Plan participants	Notes receivable from participants	$14,961,576
		Total Investments	$1,048,141,152
(d)Cost is omitted in accordance with Department of Labor CFR 2520.103-11, as all investments are participant directed.
*Party-in-interest as defined by ERISA.
**Interest rates at 4.25% to 9.50%; maturity dates range from 2026 to 2045.